Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000018356
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class A
Trading Symbol	SLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024. The Fund’s gains were concentrated in relatively few large-cap stocks within the information technology and communication services sectors. The Fund’s value tilt resulted in underweight allocations to the large-capitalization holdings within the information technology and communication services sectors. Consequently, the Fund underperformed its benchmark, the Russell 1000 Index—which measures the performance of the U.S. large-cap equity market—over the reporting period.

Among Fund managers, Cullen Capital Management, LLC ("Cullen") underperformed versus the benchmark Russell 1000 Index for the reporting period due to its value orientation and underweight allocations to growth stocks, including those in the information technology sector. Additionally, Cullen’s holdings within the communication services and health care sectors weighed on Fund performance during the period. LSV Asset Management ("LSV") underperformed due to its value orientation and underweight allocations to growth stocks, including those in the information technology sector. Additionally, LSV’s security selection within the health care and consumer staples sectors detracted. Copeland Capital Management, LLC ("Copeland") lagged the benchmark due to its quality orientation and security selection within the consumer discretionary and financials sectors. Acadian Asset Management, LLC’s ("Acadian") outperformance was attributable to its momentum orientation and favorable security selection within the information technology sector. Mar Vista Investment Partners, LLC ("Mar Vista") underperformed due to its quality orientation, as well as both an underweight position and stock selection within the semiconductor sector. Fred Alger Management, LLC ("Alger") outperformed due to its momentum orientation, an overweight and stock selection in the information technology sector, and favorable stock selection within the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Large Cap Fund, Class A - $269,153	S&P 500 Index (Gross) (USD) - $330,280	Russell 1000 Index (USD) - $321,781
May/14	$100000	$100000	$100000
May/15	$111952	$111806	$111908
May/16	$109250	$113725	$112776
May/17	$123937	$133591	$132486
May/18	$142532	$152806	$151823
May/19	$144658	$158587	$157087
May/20	$153018	$178945	$176782
May/21	$219418	$251093	$252200
May/22	$215111	$250341	$245371
May/23	$213529	$257656	$251377
May/24	$269153	$330280	$321781

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class A Shares	26.05%	13.22%	10.41%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 1000 Index (USD)	28.01%	15.42%	12.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 799,089,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,170
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$799,089	385	$1,170	77%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	2.4%
Cash Equivalent	2.5%
Utilities	2.6%
Materials	2.9%
Energy	4.6%
Consumer Staples	5.9%
Communication Services	7.7%
Consumer Discretionary	8.3%
Industrials	11.4%
Health Care	11.8%
Financials	15.8%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.9%
Apple Inc	3.2%
Amazon.com Inc	2.2%
NVIDIA Corp	2.2%
Broadcom Inc	2.0%
Meta Platforms Inc, Class A	1.7%
Visa Inc, Class A	1.3%
Johnson & Johnson	1.3%
Morgan Stanley	1.2%
JPMorgan Chase & Co	1.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018358
Shareholder Report [Line Items]
Fund Name	Large Cap Disciplined Equity Fund
Class Name	Class A
Trading Symbol	SCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (Gross)—a capitalization-weighted index consisting of roughly 500 large U.S. companies that are considered representative of the broad U.S. stock market—over the reporting period. The Fund’s relative performance benefited from favorable stock selection within the industrials and utilities sectors for the period. The Fund’s value tilt resulted in underweight allocations to the large-capitalization stocks within the information technology and communication services sectors, which detracted from performance for the period.

Among fund managers, Acadian Asset Management outperformed the benchmark S&P 500 Index due to its momentum orientation and favorable security selection within the information technology and industrials sectors. Mackenzie Investments Corp. outperformed due to favorable security selection within the consumer discretionary, financials, and utilities sectors. Copeland Capital Management lagged the benchmark due to its quality orientation and security selection within the information technology and financials sectors. Brandywine Global Investment Management’s underperformance was attributable to its value orientation and security selection within the health care sector. Ceredex Value Advisors outperformed due to its holdings within the industrials and financials sectors. Coho Partners lagged the benchmark due to its low-beta portfolio positioning, including large allocations to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Large Cap Disciplined Equity Fund, Class A - $297,835	S&P 500 Index (Gross) (USD) - $330,280
May/14	$100000	$100000
May/15	$112232	$111806
May/16	$113736	$113725
May/17	$132193	$133591
May/18	$148622	$152806
May/19	$148411	$158587
May/20	$159135	$178945
May/21	$225972	$251093
May/22	$226842	$250341
May/23	$229728	$257656
May/24	$297835	$330280

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Disciplined Equity Fund, Class A Shares	29.65%	14.95%	11.53%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,185,488,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 1,947
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,185,488	310	$1,947	137%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.3%
Real Estate	1.8%
U.S. Treasury Obligation	1.9%
Materials	2.3%
Cash Equivalent	2.4%
Utilities	3.4%
Energy	4.6%
Communication Services	6.7%
Consumer Staples	7.0%
Consumer Discretionary	7.8%
Industrials	10.7%
Health Care	11.9%
Financials	15.0%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.5%
Apple Inc	5.2%
NVIDIA Corp	2.4%
JPMorgan Chase & Co	2.0%
Meta Platforms Inc, Class A	2.0%
U.S. Treasury Bill, 5.32%, 8/29/2024	1.9%
Amazon.com Inc	1.8%
Eli Lilly & Co	1.8%
Broadcom Inc	1.4%
Alphabet Inc, Class A	1.3%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

Brandywine Global Investment Management, LLC was hired, and Ceredex Value Advisors LLC and Coho Partners, Ltd. were terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018357
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class A
Trading Symbol	LCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024. Most of the Fund’s gains were concentrated in relatively few large-cap stocks within the information technology and communication services sectors. The Fund’s strategy of tracking the performance of the Russell 1000 Index—which is used to measure the performance of the U.S. large-cap equity market—did not cause its performance to deviate materially from that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Large Cap Index Fund, Class A - $320,652	S&P 500 Index (Gross) (USD) - $330,280	Russell 1000 Index (USD) - $321,781
May/14	$100000	$100000	$100000
May/15	$111892	$111806	$111908
May/16	$112742	$113725	$112776
May/17	$132401	$133591	$132486
May/18	$151643	$152806	$151823
May/19	$156845	$158587	$157087
May/20	$176411	$178945	$176782
May/21	$251506	$251093	$252200
May/22	$244617	$250341	$245371
May/23	$250453	$257656	$251377
May/24	$320652	$330280	$321781

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Index Fund, Class A Shares	28.03%	15.38%	12.36%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 1000 Index (USD)	28.01%	15.42%	12.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,842,403,000
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 173
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,842,403	1,010	$173	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.7%
Utilities	2.3%
Real Estate	2.4%
Materials	2.5%
Energy	3.7%
Consumer Staples	5.6%
Communication Services	8.8%
Industrials	9.2%
Consumer Discretionary	9.7%
Health Care	11.6%
Financials	13.3%
Information Technology	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	6.3%
Apple Inc	5.7%
NVIDIA Corp	5.3%
Amazon.com Inc	3.2%
Meta Platforms Inc, Class A	2.1%
Alphabet Inc, Class A	2.1%
Alphabet Inc, Class C	1.8%
Berkshire Hathaway Inc, Class B	1.5%
Eli Lilly & Co	1.4%
JPMorgan Chase & Co	1.2%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000134335
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The S&P 500 Index— a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—returned 24.56% for the 12-month period ending May 31, 2024. Most of the index’s gains for the period were concentrated in relatively few large-cap stocks within the information technology and communication services sectors. During the reporting period, the Fund achieved its objective of tracking the performance of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	S&P 500 Index Fund, Class A - $328,533	S&P 500 Index (Gross) (USD) - $330,280
May/14	$100000	$100000
May/15	$111709	$111806
May/16	$113567	$113725
May/17	$133355	$133591
May/18	$152501	$152806
May/19	$158244	$158587
May/20	$178457	$178945
May/21	$250262	$251093
May/22	$249435	$250341
May/23	$256458	$257656
May/24	$328533	$330280

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class A Shares	28.10%	15.73%	12.63%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,317,878,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 453
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,317,878	505	$453	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.2%
Real Estate	2.1%
Materials	2.3%
Utilities	2.4%
Energy	3.8%
Consumer Staples	5.9%
Industrials	8.3%
Communication Services	9.1%
Consumer Discretionary	9.6%
Health Care	11.7%
Financials	12.6%
Information Technology	29.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	6.8%
Apple Inc	6.2%
NVIDIA Corp	6.0%
Amazon.com Inc	3.6%
Meta Platforms Inc, Class A	2.3%
Alphabet Inc, Class A	2.2%
Alphabet Inc, Class C	1.9%
Berkshire Hathaway Inc, Class B	1.7%
Eli Lilly & Co	1.4%
JPMorgan Chase & Co	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000109763
Shareholder Report [Line Items]
Fund Name	Extended Market Index Fund
Class Name	Class A
Trading Symbol	SMXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund saw strong performance for the 12-month period ending May 31, 2024. The financials, energy, and industrials sectors were the strongest performers. The Fund's strategy of tracking the Russell Small Cap Completeness Index - which measures the performance of the Russell 3000 Index Companies excluding the S&P 500 Index constituents - did not cause its performance to deviate significantly from that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Extended Market Index Fund, Class A - $238,257	S&P 500 Index (Gross) (USD) - $330,280	Russell Small Cap Completeness Index (USD) - $236,824
May/14	$100000	$100000	$100000
May/15	$111607	$111806	$111557
May/16	$105288	$113725	$105125
May/17	$125320	$133591	$125160
May/18	$148609	$152806	$148351
May/19	$143718	$158587	$143278
May/20	$149302	$178945	$148762
May/21	$243041	$251093	$242218
May/22	$197167	$250341	$196347
May/23	$191041	$257656	$190228
May/24	$238257	$330280	$236824

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Extended Market Index Fund, Class A Shares	24.71%	10.64%	9.07%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell Small Cap Completeness Index (USD)	24.49%	10.57%	9.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,156,719,000
Holdings Count | Holding	2,250
Advisory Fees Paid, Amount	$ 372
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,156,719	2,250	$372	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Rights	0.0%
Affiliated Partnership	0.0%
Registered Investment Company	0.0%
Derivative Contracts (Net)	0.1%
Utilities	1.6%
Cash Equivalent	2.3%
Consumer Staples	3.1%
Communication Services	4.0%
Materials	4.5%
Energy	4.9%
Real Estate	5.2%
Consumer Discretionary	11.1%
Health Care	11.2%
Information Technology	16.9%
Industrials	17.5%
Financials	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KKR & Co Inc	1.0%
Crowdstrike Holdings Inc, Class A	1.0%
Apollo Global Management Inc	0.9%
Marvell Technology Inc	0.9%
Snowflake Inc, Class A	0.6%
Workday Inc, Class A	0.6%
Palantir Technologies Inc, Class A	0.6%
Spotify Technology SA	0.6%
Ferguson PLC	0.6%
Trade Desk Inc/The, Class A	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018361
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class A
Trading Symbol	SLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Russell 2000 Index—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2024. Fund performance benefited from positive active positioning in both the value and quality factors, as well as overall positive stock selection. Among Fund managers, LSV Asset Management outperformed the Fund’s benchmark on value style tailwinds, while Los Angeles Capital Management LLC’s micro-cap strategy contributed as well. For the year to date through May 31, 2024, the momentum factor has garnered positive returns; consequently, EAM Investors, LLC and Axiom Investors LLC—the Fund’s momentum managers—outperformed over the same time frame. However, these managers also struggled with an abrupt change in leadership in the market in the fourth quarter of 2023. Martingale Asset Management, L.P.’s performance lagged that of the benchmark Russell 2000 Index over the reporting period, hampered by headwinds to the low-volatility factor. Sector allocation had a modestly positive impact on Fund performance for the period, benefiting from an underweight to real estate and an overweight to industrials, while an underweight to energy weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Small Cap Fund, Class A - $205,107	S&P 500 Index (Gross) (USD) - $330,280	Russell 2000 Index (USD) - $209,178
May/14	$100000	$100000	$100000
May/15	$109856	$111806	$111318
May/16	$104375	$113725	$104669
May/17	$120450	$133591	$125981
May/18	$140089	$152806	$152140
May/19	$129282	$158587	$138379
May/20	$120179	$178945	$133621
May/21	$196347	$251093	$219892
May/22	$177453	$250341	$182697
May/23	$165509	$257656	$174148
May/24	$205107	$330280	$209178

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class A Shares	23.93%	9.67%	7.45%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 2000 Index (USD)	20.12%	8.61%	7.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 247,585,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 964
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$247,585	861	$964	108%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Utilities	1.1%
Communication Services	1.5%
Cash Equivalent	2.5%
Real Estate	3.4%
Materials	3.7%
Consumer Staples	4.7%
Energy	6.2%
Consumer Discretionary	11.2%
Health Care	13.4%
Information Technology	13.6%
Financials	17.9%
Industrials	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FTAI Aviation Ltd	0.8%
Mueller Industries Inc	0.7%
AeroVironment Inc	0.7%
Sprouts Farmers Market Inc	0.6%
Texas Roadhouse Inc, Class A	0.6%
Crane Co	0.6%
Nova Ltd	0.6%
Modine Manufacturing Co	0.6%
Parsons Corp	0.6%
Ensign Group Inc/The	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000111997
Shareholder Report [Line Items]
Fund Name	Small Cap II Fund
Class Name	Class A
Trading Symbol	SECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Russell 2000 Index — which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2024. Fund performance was enhanced by a positive active position in the value factor, as well as overall stock selection. Among Fund managers, Easterly Investment Partners LLC (Easterly) was the largest contributor to the outperformance, capitalizing not only on value style tailwinds but very strong idiosyncratic returns as well. Notably, the long-term position in IT services provider Super Micro Computer performed well during the period. Easterly has since exited the position, selling into the stock’s price strength, as we would expect from a value-oriented manager. Los Angeles Capital Management, LLC’s micro-cap strategy also bolstered Fund performance for the period, as the manager bucked headwinds to smaller-cap companies through stock selection. EAM Investors, LLC contributed moderately to the Fund’s outperformance, benefiting from positive returns for the first five months of the 2024 calendar year after struggling with a rapid shift in market leadership late in 2023.

Leeward Investments, LLC largely performed in line with the Fund’s benchmark index, as the manager did not significantly benefit from the strong performance of positive value stocks and enduring headwinds to the low-volatility’s factor. ArrowMark Colorado Holdings, LLC and Copeland Capital Management, LLC detracted modestly from Fund performance as a result of weak performance for the quality factor, as well as overall stock selection. Sector effects were moderately positive, most notably from an overweight allocation to industrials and underweights to both utilities and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Small Cap II Fund, Class A - $227,471	S&P 500 Index (Gross) (USD) - $330,280	Russell 2000 Index (USD) - $209,178
May/14	$100000	$100000	$100000
May/15	$112580	$111806	$111318
May/16	$105752	$113725	$104669
May/17	$120845	$133591	$125981
May/18	$144981	$152806	$152140
May/19	$134860	$158587	$138379
May/20	$127848	$178945	$133621
May/21	$218352	$251093	$219892
May/22	$194036	$250341	$182697
May/23	$185011	$257656	$174148
May/24	$227471	$330280	$209178

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap II Fund, Class A Shares	22.95%	11.02%	8.57%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 2000 Index (USD)	20.12%	8.61%	7.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 247,025,000
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 1,079
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$247,025	601	$1,079	101%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Utilities	1.4%
Communication Services	2.4%
Cash Equivalent	2.4%
Consumer Staples	3.4%
Real Estate	3.9%
Materials	5.2%
Energy	7.3%
Information Technology	9.9%
Consumer Discretionary	11.5%
Health Care	12.9%
Financials	19.0%
Industrials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Old National Bancorp/IN	1.0%
Encompass Health Corp	0.9%
Jackson Financial Inc, Class A	0.9%
Pilgrim's Pride Corp	0.9%
Lincoln National Corp	0.9%
Columbia Banking System Inc	0.9%
Photronics Inc	0.9%
Silicon Motion Technology Corp	0.8%
Brinker International Inc	0.8%
Integra LifeSciences Holdings Corp	0.8%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

ArrowMark Colorado Holdings, LLC was terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018359
Shareholder Report [Line Items]
Fund Name	Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2500 Index—for the 12-month period ending May 31, 2024. Fund performance generally benefited from positive active exposures to both the value and quality factors; however, negative stock selection weighed on Fund performance.

Among Fund managers, LSV Asset Management outperformed the Fund’s benchmark over the reporting period amid a positive environment for the value factor. Jackson Creek Investment Advisors, LLC also contributed positively to Fund performance, attributable primarily to strength in the momentum factor for the year to date as of May 31, 2024. Copeland Capital Management, LLC detracted from performance largely due to low-volatility style headwinds, while Arrowmark Colorado Holdings, LLC, and Cardinal Capital Management, LLC slightly underperformed the benchmark as a result of overall poor stock selection. Axiom Investors LLC moderately outperformed the benchmark for the reporting period, struggling during a rapid shift in market leadership in the fourth quarter of 2023, but strongly outperforming for the year to date as of May 31, 2024, during a positive environment for the momentum factor. Geneva Capital Management LLC had a minimal impact on performance as the Fund added the manager toward the end of the reporting period.

Sector effects weighed modestly on Fund performance for the period. A small overweight to communication services hampered performance, while an underweight to real estate had a positive impact.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Small/Mid Cap Equity Fund, Class A - $210,745	S&P 500 Index (Gross) (USD) - $330,280	Russell 2500 Index (USD) - $229,368
May/14	$100000	$100000	$100000
May/15	$111158	$111806	$111760
May/16	$105235	$113725	$106955
May/17	$121577	$133591	$125001
May/18	$141657	$152806	$147867
May/19	$132331	$158587	$141527
May/20	$127300	$178945	$140392
May/21	$202365	$251093	$225262
May/22	$189276	$250341	$199088
May/23	$173381	$257656	$188465
May/24	$210745	$330280	$229368

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small/Mid Cap Equity Fund, Class A Shares	21.55%	9.75%	7.74%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 2500 Index (USD)	21.70%	10.14%	8.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 802,878,000
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,098
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$802,878	458	$3,098	81%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Communication Services	2.1%
Utilities	2.3%
Cash Equivalent	2.3%
Materials	3.4%
Real Estate	4.2%
Consumer Staples	4.2%
Energy	5.3%
Health Care	11.1%
Consumer Discretionary	12.2%
Information Technology	13.4%
Financials	14.8%
Industrials	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ensign Group Inc/The	1.1%
Hamilton Lane Inc, Class A	0.9%
Kinsale Capital Group Inc	0.9%
Casey's General Stores Inc	0.8%
Matador Resources Co	0.8%
Dick's Sporting Goods Inc	0.7%
Wingstop Inc	0.7%
Sprouts Farmers Market Inc	0.7%
Allison Transmission Holdings Inc	0.7%
Reliance Inc	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

Geneva Capital Management LLC was hired, and Arrowmark Colorado Holdings, LLC and Cardinal Capital Management, LLC were terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000198133
Shareholder Report [Line Items]
Fund Name	U.S. Equity Factor Allocation Fund
Class Name	Class A
Trading Symbol	SEHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Despite the Federal Reserve’s (Fed) restrictive monetary policy during the reporting period, the resilience of the U.S. economy and consumer spending propelled the U.S. equity market to new highs. Investors' optimism regarding artificial intelligence (AI) led to heightened focus on big-tech names such as chip-maker Nvidia Corp., software, services and devices provider Microsoft Corp., and Meta Platforms Inc., the parent company of Facebook.

The Fund outperformed its benchmark, the Russell 3000 Index—which represents approximately 98% of the investable U.S. equity market and measures the equity performance of the 3000 largest U.S. companies—for the reporting period. Fund performance was bolstered by its momentum strategy, while the quality strategy was the main detractor. The momentum strategy benefited from strong trends in information technology, particularly the position in Nvidia Corp., and the consumer discretionary sector, with notable contributions from apparel retailer Abercrombie & Fitch Co., and specialty apparel distributor Deckers Outdoor Corp. The Fund’s quality strategy lagged the benchmark, hampered by the higher interest-rate environment and investors’ preference for riskier stocks. Notable detractors included athletic apparel retailer Lululemon Athletica Inc. due to investors’ fears of a slowdown in consumer spending, and software developer Adobe Inc. amid concerns about potential disruption from new AI competitors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
U.S. Equity Factor Allocation Fund, Class A Shares	28.22%	14.93%	12.71%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	13.78%
Russell 3000 Index (USD)	27.58%	15.00%	12.97%

Performance Inception Date	Apr. 26, 2018
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,473,043,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,473,043	392	$-	50%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Real Estate	0.5%
Cash Equivalent	0.7%
Materials	1.3%
Utilities	2.0%
Energy	2.2%
Consumer Staples	7.5%
Communication Services	9.9%
Industrials	10.0%
Financials	10.5%
Health Care	12.2%
Consumer Discretionary	13.6%
Information Technology	29.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	5.9%
Apple Inc	4.5%
Alphabet Inc, Class A	3.0%
NVIDIA Corp	2.7%
Meta Platforms Inc, Class A	2.5%
Amazon.com Inc	1.5%
McKesson Corp	1.1%
Eli Lilly & Co	1.0%
Cisco Systems Inc	1.0%
Alphabet Inc, Class C	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000036888
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class A
Trading Symbol	SVYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024, but underperformed its primary benchmark, the Russell 3000 Index—which represents approximately 98% of the investable U.S. equity market and measures the equity performance of the 3000 largest U.S. companies. The Fund’s relative performance was hampered by its low-volatility and low-beta exposure, as well as underweights to mega-cap growth stocks. An underweight to the information technology sector and overweights to the consumer staples and health care sectors also weighed on the Fund’s relative performance as more volatile sectors led the market rally over the period.

Among the Fund’s sub-advisers, LSV Asset Management’s value exposure and underweight to the largest-capitalization stocks detracted from performance for the reporting period. Allspring Global Investments’ performance was hampered by its low beta and overweight allocations to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class A Shares	16.97%	8.61%	8.86%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 3000 Index (USD)	27.58%	15.00%	12.09%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)	18.72%	9.45%	10.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 732,663,000
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,324
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$732,663	368	$1,324	59%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Real Estate	0.2%
Cash Equivalent	2.0%
Energy	3.5%
Materials	3.6%
Utilities	5.4%
Consumer Discretionary	6.6%
Communication Services	7.2%
Industrials	10.1%
Financials	12.3%
Information Technology	14.8%
Consumer Staples	15.1%
Health Care	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Amdocs Ltd	2.2%
Verizon Communications Inc	1.7%
McKesson Corp	1.7%
Comcast Corp, Class A	1.6%
Gilead Sciences Inc	1.5%
International Business Machines Corp	1.5%
Merck & Co Inc	1.4%
Cisco Systems Inc	1.4%
Exxon Mobil Corp	1.4%
Cigna Group/The	1.4%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000160603
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class A
Trading Symbol	SGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024, but underperformed its primary benchmark, the MSCI World Index (Net). The Fund’s relative performance was hampered by its low-volatility and low-beta exposure, as well as underweight allocations to mega-cap stocks. An underweight to the information technology sector and overweights to the consumer staples and health care sectors also weighed on the Fund’s relative performance over the period.

Among Fund managers, LSV Asset Management’s performance lagged relative to the benchmark MSCI World Index over the quarter due to its low-volatility and smaller-capitalization exposures, as well as its underweight to the strong-performing information technology sector. Allspring Global Investments, LLC lagged due to its low-volatility exposure and its holdings within the consumer staples and health care sectors. Acadian Asset Management’s underperformance was attributable to its low-volatility and smaller-capitalization exposures, an overweight to the consumer staples sector, and an underweight to the financials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global Managed Volatility Fund, Class A Shares	15.84%	8.03%	8.62%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	7.47%
MSCI World Index (Net) (USD)	24.92%	12.76%	11.91%
MSCI World Minimum Volatility Index (Net) (USD)	11.18%	5.68%	7.52%

Performance Inception Date	Jan. 29, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,024,260,000
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 4,580
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,024,260	580	$4,580	57%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	6.1%
Spain	1.2%
Sweden	1.3%
Hong Kong	1.3%
Germany	1.3%
Singapore	1.6%
Netherlands	2.4%
Switzerland	2.7%
France	2.8%
Canada	3.6%
United Kingdom	4.9%
Japan	8.4%
United States	61.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
International Business Machines Corp	1.6%
Verizon Communications Inc	1.6%
AT&T Inc	1.5%
Cisco Systems Inc	1.4%
Novartis AG	1.4%
Koninklijke Ahold Delhaize NV	1.4%
Johnson & Johnson	1.3%
Comcast Corp, Class A	1.2%
Bank of New York Mellon Corp/The	1.0%
Lockheed Martin Corp	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018354
Shareholder Report [Line Items]
Fund Name	World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	WEUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI ex-USA Index (Net) (USD)—which tracks the performance of both developed-market and emerging market countries, excluding the United States—over the 12-month period ending May 31, 2024. The primary driver of the outperformance was the Fund’s overweight allocations to the value and momentum factors, both of which performed well over the reporting period. From a subadvisor perspective, strong performance from momentum-biased managers Acadian Asset Management LLC and Lazard Asset Management LLC, as well as value manager Pzena Investment Management, LLC, were the biggest contributors to Fund performance. Quality and low-volatility stocks lagged amid the market upturn during the period; consequently, subadvisors Lazard Asset Management LLC (quality growth) and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (low volatility) lagged. Jupiter Asset Management Limited benefited as value factors outperformed over the reporting period. Jupiter’s stock selection was strongest in the consumer staples sector, with top contributors including Tiger Brands and Imperial Brands.

Sector effects were negligible, as the Fund’s overweight to technology contributed to Fund performance while the underweight to financials was a detractor. Finally, currency had a modest impact as the Fund is underweight to Japan and the yen depreciated over the reporting period, which bolstered performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	World Equity Ex-US Fund, Class A - $158,749	MSCI ACWI ex-USA Index (Net) (USD) - $148,381
May/14	$100000	$100000
May/15	$101926	$99100
May/16	$89082	$87810
May/17	$106261	$103829
May/18	$118586	$113871
May/19	$109878	$106743
May/20	$108779	$103078
May/21	$157055	$147171
May/22	$137375	$128912
May/23	$132610	$127101
May/24	$158749	$148381

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
World Equity Ex-US Fund, Class A Shares	19.71%	7.64%	4.73%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	4.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 7,717,705,000
Holdings Count | Holding	1,072
Advisory Fees Paid, Amount	$ 18,993
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,717,705	1,072	$18,993	76%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	25.0%
Denmark	2.8%
United States	3.2%
South Korea	3.6%
Taiwan	4.5%
Canada	4.6%
Netherlands	5.0%
China	5.3%
Switzerland	5.7%
Germany	7.9%
France	8.1%
Japan	10.1%
United Kingdom	12.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	1.2%
Nokia Oyj	1.1%
SAP SE	1.1%
Novo Nordisk A/S, Class B	1.0%
Industria de Diseno Textil SA	1.0%
Reckitt Benckiser Group PLC	1.0%
Sanofi SA	1.0%
Henkel AG & Co KGaA	1.0%
Barclays PLC	0.9%
Wolters Kluwer NV	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Allspring Global Investments, LLC, was terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000054521
Shareholder Report [Line Items]
Fund Name	Screened World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	SSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI ex-USA Index, over the 12-month period ending May 31, 2024. The primary driver of the outperformance was the Fund’s overweight allocations to the value and momentum factors, both of which performed well over the reporting period. From a subadvisor perspective, strong performance from momentum-biased managers Acadian Asset Management and Lazard Asset Management (130% long/30% short strategy) were the biggest contributors to Fund performance. Quality stocks lagged amid the market upturn during the period, but subadvisor Lazard Asset Management (quality growth) still outperformed by a small margin. Sector effects had a modestly positive impact on performance, as the Fund’s overweight allocation to the information technology sector and underweight to the consumer staples and healthcare sectors contributed to performance for the period, while the underweight to financials was a detractor. Finally, currency had a modest impact as the Fund is underweight to Japan and the yen depreciated over the period, which enhanced performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Screened World Equity Ex-US Fund, Class A - $182,054	MSCI ACWI ex-USA Index (Net) (USD) - $148,381
May/14	$100000	$100000
May/15	$99956	$99100
May/16	$91176	$87810
May/17	$113046	$103829
May/18	$128018	$113871
May/19	$119610	$106743
May/20	$119811	$103078
May/21	$177962	$147171
May/22	$158405	$128912
May/23	$154368	$127101
May/24	$182054	$148381

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Screened World Equity Ex-US Fund, Class A Shares	17.93%	8.76%	6.17%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	4.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 156,418,000
Holdings Count | Holding	879
Advisory Fees Paid, Amount	$ 343
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$156,418	879	$343	122%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	26.8%
Hong Kong	3.4%
Netherlands	3.8%
China	4.1%
Taiwan	4.1%
Switzerland	4.7%
South Korea	5.0%
France	5.1%
Canada	5.5%
Germany	6.9%
United Kingdom	8.4%
Japan	10.1%
United States	10.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AP Moller - Maersk A/S, Class B	1.1%
AIA Group Ltd	1.1%
SAP SE	1.1%
Henkel AG & Co KGaA	1.0%
Nokia Oyj	1.0%
LG H&H Co Ltd	0.9%
Industria de Diseno Textil SA	0.9%
Imperial Brands PLC	0.9%
Novo Nordisk A/S, Class B	0.9%
Dollarama Inc	0.9%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

Jupiter Asset Management Ltd was hired and Allspring Global Investments, LLC, was terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000177051
Shareholder Report [Line Items]
Fund Name	World Select Equity Fund
Class Name	Class A
Trading Symbol	SWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the World Select Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Select Equity Fund, Class A Shares	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI Index (Net)—a capitalization-weighted index that measures the equity performance of large- and mid-cap securities in developed and emerging markets—for the reporting period. Fund performance benefited from the strong performance of its momentum managers in directional markets, dominated by artificial intelligence (AI) themes, technology companies, and investors’ higher appetite for risk. Conversely, the Fund’s quality and low-volatility managers underperformed, partially mitigating gains from their momentum counterparts. Regarding sector positioning, strong stock selection in materials, financials, and energy offset losses from an underweight allocation to information technology and semiconductor stocks, particularly within the “Magnificent Seven” (Amazon, Apple, Microsoft, Nvidia, Tesla, Meta Platforms, and Google parent Alphabet).

In terms of sub-advisor results during the reporting period, Fund performance was bolstered by positive results from LSV Asset Management (global momentum strategy); Towle & Co. (value); and Jupiter Asset Management (global Managed volatility); Poplar Forest Capital LLC (U.S. Value); and StonePine Asset Management, Inc. (U.S. quality).

Regarding the use of derivatives over the reporting period, any frictional cash positions in the portfolio were equitized through index futures to be fully invested in the market at all times. Hedging the Fund's country and currency exposure to the benchmark MSCI ACWI enhanced Fund performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	World Select Equity Fund, Class A - $185,396	MSCI ACWI ex-USA Index (Net) (USD) - $142,467	MSCI ACWI Index (Net) (USD) - $190,889
Jun/17	$100000	$100000	$100000
May/18	$114881	$109333	$111330
May/19	$104756	$102489	$109891
May/20	$100714	$98970	$115858
May/21	$155161	$141305	$164339
May/22	$148776	$123774	$153193
May/23	$148011	$122035	$154496
May/24	$185396	$142467	$190889

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
World Select Equity Fund, Class A Shares	25.26%	12.09%	9.33%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	5.25%
MSCI ACWI Index (Net) (USD)	23.56%	11.68%	9.79%

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 276,571,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 667
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$276,571	563	$667	79%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	8.4%
China	1.0%
Netherlands	1.0%
Hong Kong	1.1%
Denmark	1.2%
India	1.3%
South Korea	1.7%
Canada	1.8%
France	2.0%
Germany	2.3%
Japan	3.7%
United Kingdom	4.4%
United States	66.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	1.9%
NVIDIA Corp	1.7%
Cencora Inc	1.4%
Alphabet Inc, Class A	1.3%
Intel Corp	1.1%
Equitable Holdings Inc	1.1%
Tyson Foods Inc, Class A	1.0%
AutoZone Inc	1.0%
Meta Platforms Inc, Class A	1.0%
Moody's Corp	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Jupiter Asset Management Ltd and Lazard Asset Management LLC were hired, and AS Trigon Asset Management, Mackenzie Investments Corporation, Metropole Gestion SA, and Sompo Asset Management Co. were terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000030145
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SMQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EFM (Emerging + Frontier Markets) Index (Net), over the reporting period. Among Fund managers, Robeco Institutional Asset Management US Inc. contributed to the Fund’s outperformance due to its exposure to banks in countries with favorable economic tailwinds, such as Greece, as well as from notable gains in Korea, especially in the information technology sector. JOHCM (USA) Inc. was another contributor to Fund performance, benefiting from both momentum and tailwinds to emerging- and frontier-market small-cap stocks, which outperformed their larger peers over the period. JOHCM (USA) Inc. capitalized on both trends and also benefited from artificial intelligence (AI)-fueled strength in information technology. WCM Investment Management, LLC detracted from Fund performance despite a tailwind to quality stocks during the period, as the manager’s exposure to faster-growing quality companies faced headwinds. KBI Global Investors (North America) Ltd. performed in line with the benchmark. The manager’s performance was hampered by underweights to the strong Indian market and the information technology sector, and an overweight to the weak market in China. Causeway Capital Management LLC contributed to Fund performance due to holdings in small-cap stocks. The Fund’s allocation to frontier equities through RWC Asset Advisers (US) LLC also saw positive results attributable to holdings in strong banking companies in Kazakhstan and Slovenia, as well as the lack of exposure to China.

From a regional perspective, Fund performance was bolstered by stock selection in Korea, especially in auto and semiconductor exporters, which benefited from strong global growth and demand. Other contributors to performance were an underweight allocation to the weak market in China, as well as stock selection in Turkey and the United Arab Emirates (UAE).

From a sector perspective, Fund performance benefited from positions in financials, materials, and information technology. Stock selection in communication services detracted from Fund performance due to positions in Chinese internet-related media entertainment stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Emerging Markets Equity Fund, Class A - $153,952	MSCI ACWI ex-USA Index (Net) (USD) - $155,581	MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD) - $129,173
Oct/14	$100000	$100000	$100000
May/15	$100333	$103908	$99476
May/16	$87765	$92071	$82134
May/17	$106740	$108867	$104381
May/18	$119940	$119396	$118832
May/19	$107242	$111922	$108699
May/20	$101731	$108080	$103803
May/21	$157019	$154312	$156466
May/22	$136334	$135167	$125588
May/23	$129743	$133267	$114916
May/24	$153952	$155581	$129173

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Emerging Markets Equity Fund, Class A Shares	18.66%	7.50%	4.60%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	4.72%
MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)	12.41%	3.51%	2.71%

Performance Inception Date	Oct. 31, 2014
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 912,695,000
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 5,247
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$912,695	425	$5,247	71%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	21.4%
United Arab Emirates	1.9%
Philippines	2.1%
Vietnam	2.1%
Mexico	2.2%
Kazakhstan	2.3%
South Africa	2.6%
Indonesia	4.2%
Brazil	7.1%
South Korea	11.1%
India	11.6%
Taiwan	13.2%
China	15.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	6.0%
Naspers, Class N	2.2%
Samsung Electronics Co Ltd	2.1%
Alibaba Group Holding Ltd	1.6%
Kia Corp	1.5%
Hana Financial Group Inc	1.4%
Petroleo Brasileiro SA, Class A	1.2%
Itau Unibanco Holding SA	1.0%
Emaar Properties PJSC	1.0%
Vipshop Holdings Ltd	0.9%

Material Fund Change [Text Block]

Material Fund Changes

KBI Global Investors (North America) Ltd. was terminated during the reporting period. During the reporting period the Advisory fee for the Fund was reduced and the contractual waiver was removed.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000039813
Shareholder Report [Line Items]
Fund Name	Opportunistic Income Fund
Class Name	Class A
Trading Symbol	ENIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index, which tracks the performance of a synthetic asset paying a deposit offered rate to the stated maturity—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. All spread sectors outperformed over the period, and Fund performance benefited from allocations to securitized issues, bank loans, and corporate bonds. Strong labor markets and increasing wages resulted in resilient consumer spending, leading asset-backed securities (ABS) to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. Loans continued to benefit from rising interest rates given their floating-rate structures and the health of the overall economy, further supporting the sector from a credit standpoint.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Opportunistic Income Fund, Class A - $140,153	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index - $117,835
May/14	$100000	$100000	$100000
May/15	$101912	$103034	$100238
May/16	$102859	$106120	$100614
May/17	$107559	$107795	$101446
May/18	$111174	$107391	$102889
May/19	$115508	$114265	$105503
May/20	$115251	$125023	$107955
May/21	$123428	$124517	$108257
May/22	$122230	$114279	$108325
May/23	$127663	$111831	$111704
May/24	$140153	$113291	$117835

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Opportunistic Income Fund, Class A Shares	9.78%	3.94%	3.43%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index	5.49%	2.24%	1.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 397,223,000
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 1,114
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$397,223	858	$1,114	37%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Information Technology	0.0%
Municipal Bond	0.1%
Warrants	0.1%
Health Care	0.2%
Energy	0.3%
Utilities	0.3%
Communication Services	0.4%
Consumer Discretionary	0.5%
Materials	0.5%
Industrials	0.5%
Repurchase Agreement	0.8%
U.S. Treasury Obligations	1.3%
Financials	1.8%
Cash Equivalent	4.6%
Asset-Backed Securities	27.8%
Mortgage-Backed Securities	29.4%
Loan Participations	36.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
BNP Paribas	5.330%	02/29/24	0.8%
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	7.339%	05/25/58	0.8%
STAR Trust, Ser 2021-SFR2, Cl C, TSFR1M + 1.714%	7.031%	01/17/39	0.7%
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1, SOFR30A + 2.300%	7.624%	05/25/43	0.6%
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1, SOFR30A + 2.500%	7.824%	04/25/43	0.6%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	8.824%	05/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	8.424%	03/25/43	0.5%
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1, SOFR30A + 1.900%	7.224%	06/25/43	0.5%
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A, SOFR90A + 1.950%	7.299%	09/01/26	0.5%
Invitation Homes Trust, Ser 2018-SFR4, Cl C, TSFR1M + 1.514%	6.832%	01/17/38	0.5%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

On 6/30/23, Strategy was changed, SOFR replaced LIBOR.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018355
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class A
Trading Symbol	SCOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (USD)—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. The Fund’s long duration posture detracted modestly from performance for the period, while yield-curve positioning had a slightly positive impact. All spread sectors outperformed over the reporting period, and Fund performance benefited from overweight positions in agency mortgage-backed securities (MBS) and the financials sector, with a concentration in money center banks. Strong labor markets and increasing wages resulted in resilient consumer spending, leading asset-backed securities (ABS) to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. The Fed began tapering asset purchases in 2023, and agency MBS spreads widened. This enabled the Fund’s managers to add high-quality liquid assets with a yield advantage over comparable-duration U.S. Treasuries.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Core Fixed Income Fund, Class A - $118,513	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291
May/14	$100000	$100000
May/15	$103788	$103034
May/16	$106875	$106120
May/17	$109557	$107795
May/18	$109750	$107391
May/19	$117127	$114265
May/20	$129049	$125023
May/21	$130341	$124517
May/22	$119233	$114279
May/23	$116655	$111831
May/24	$118513	$113291

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class A Shares	1.59%	0.24%	1.71%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 7,260,855,000
Holdings Count | Holding	4,339
Advisory Fees Paid, Amount	$ 7,232
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,260,855	4,339	$7,232	311%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.4%
Sovereign Debt	0.6%
Materials	0.8%
Consumer Discretionary	0.9%
Real Estate	1.0%
Information Technology	1.3%
Consumer Staples	1.7%
Industrials	1.9%
Health Care	2.2%
Cash Equivalent	2.3%
Energy	2.3%
Utilities	2.3%
Communication Services	2.4%
Asset-Backed Securities	8.2%
Financials	9.5%
U.S. Treasury Obligations	26.0%
Mortgage-Backed Securities	42.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.500%	05/31/29	3.3%
U.S. Treasury Notes	4.625%	04/30/29	2.5%
U.S. Treasury Notes	4.375%	05/15/34	2.1%
U.S. Treasury Bonds	4.500%	02/15/44	1.7%
U.S. Treasury Bonds	4.625%	05/15/54	1.4%
U.S. Treasury Notes	4.500%	05/15/27	1.3%
U.S. Treasury Bonds	2.000%	11/15/41	1.0%
U.S. Treasury Bills	5.274%	07/16/24	0.9%
U.S. Treasury Bonds	1.750%	08/15/41	0.8%
U.S. Treasury Bonds	4.250%	02/15/54	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018352
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	SGYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

A longstanding allocation to structured credit, which is managed by SIMC, bolstered the Fund’s performance relative to its benchmark, the ICE BofA US High Yield Constrained Index, over the 12-month period ending May 31, 2024. Additional contributors to Fund performance included both an overweight allocation to and security selection within the healthcare sector and an underweight to and security selection within the leisure sector. Detractors from Fund performance included security selection within the technology and electronics, real estate, and basic industry sectors.

Among Fund managers, Ares Capital Management II, LLC underperformed the benchmark due to security selection within the telecommunications sector and an overweight to and security selection within technology and electronics. Benefit Street Partners, LLC outperformed due to security selection within the media sector and an overweight to and security selection within health care. Brigade Capital Management, LP’s underperformance was attributable to security selection within the real estate and basic industry sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection within the telecommunications sector and an underweight to and security selection within capital goods. T Rowe Price Associates, Inc. outperformed due to security selection within the leisure sector and an underweight to and security selection within media.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	High Yield Bond Fund, Class A - $160,309	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	ICE BofA US High Yield Constrained Index (USD) - $150,832
May/14	$100000	$100000	$100000
May/15	$102634	$103034	$101857
May/16	$100410	$106120	$100957
May/17	$115524	$107795	$114933
May/18	$119668	$107391	$117568
May/19	$126029	$114265	$123875
May/20	$121327	$125023	$124250
May/21	$149086	$124517	$143049
May/22	$144477	$114279	$135890
May/23	$142745	$111831	$135661
May/24	$160309	$113291	$150832

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class A Shares	12.30%	4.93%	4.83%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
ICE BofA US High Yield Constrained Index (USD)	11.18%	4.02%	4.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,825,445,000
Holdings Count | Holding	1,221
Advisory Fees Paid, Amount	$ 4,991
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,825,445	1,221	$4,991	57%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	0.6%
Real Estate	1.7%
Utilities	2.4%
Cash Equivalent	2.7%
Consumer Staples	3.1%
Information Technology	3.6%
Health Care	6.2%
Materials	6.4%
Asset-Backed Securities	7.8%
Financials	8.2%
Industrials	9.9%
Energy	10.5%
Loan Participations	10.9%
Consumer Discretionary	12.4%
Communication Services	12.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Zayo Group Holdings	4.000%	03/01/27	0.6%
Comstock Resources	6.750%	03/01/29	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.580%	03/02/27	0.4%
DISH Network	11.750%	11/15/27	0.4%
Tronox	4.625%	03/15/29	0.4%
Carnival	6.000%	05/01/29	0.4%
TransDigm	7.125%	12/01/31	0.4%
CCO Holdings LLC	5.125%	05/01/27	0.4%
EMRLD Borrower	6.625%	12/15/30	0.4%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000112815
Shareholder Report [Line Items]
Fund Name	Long Duration Fund
Class Name	Class A
Trading Symbol	LDRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its Long Duration Blended Benchmark for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. Credit spreads narrowed as the U.S. economy continued to expand while the anticipated recession never materialized and strong labor markets and increasing wages continued to support resilient consumer spending. Long-term corporate bonds outperformed comparable-duration U.S. Treasurys over the reporting period. This hampered Fund performance as it was slightly overweight to Treasurys for much of the period. The impact of security selection was largely mixed during the period, with holdings in the financials sector detracting from performance and positions in the industrials sector contributing positively.  The impact of relative positioning within the corporate sector was also mixed, as an overweight to the financials sector was positive, and the underweight allocation to industrials was a detractor.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Long Duration Fund, Class A - $124,995	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	70/30 Bloomberg Long Credit & Bloomberg Long Govt - $120,121
May/14	$100000	$100000	$100000
May/15	$105676	$103034	$105570
May/16	$112214	$106120	$112031
May/17	$117158	$107795	$116272
May/18	$118235	$107391	$117062
May/19	$130311	$114265	$128654
May/20	$157478	$125023	$152594
May/21	$156228	$124517	$149593
May/22	$133319	$114279	$127486
May/23	$125566	$111831	$120353
May/24	$124995	$113291	$120121

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Fund, Class A Shares	- 0.45%	- 0.83%	2.26%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
70/30 Bloomberg Long Credit & Bloomberg Long Govt	- 0.19%	- 1.36%	1.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 382,975,000
Holdings Count | Holding	889
Advisory Fees Paid, Amount	$ 706
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$382,975	889	$706	105%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Mortgage-Backed Securities	0.3%
Sovereign Debt	1.0%
U.S. Government Agency Obligations	1.2%
Materials	1.2%
Real Estate	1.7%
Consumer Discretionary	2.5%
Municipal Bonds	3.5%
Consumer Staples	3.9%
Information Technology	4.0%
Cash Equivalent	6.2%
Energy	6.6%
Industrials	6.7%
Communication Services	8.0%
Health Care	10.0%
Utilities	11.3%
Financials	12.2%
U.S. Treasury Obligations	30.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.500%	02/15/44	3.7%
U.S. Treasury Bonds	2.000%	11/15/41	2.7%
U.S. Treasury Bonds	4.250%	02/15/54	2.7%
U.S. Treasury Bonds	1.750%	08/15/41	1.7%
U.S. Treasury Bonds	2.875%	05/15/52	1.5%
U.S. Treasury Notes	4.375%	05/15/34	1.4%
U.S. Treasury Bonds	4.625%	05/15/44	1.4%
U.S. Treasury Bonds	3.875%	05/15/43	1.2%
U.S. Treasury Bonds	4.375%	08/15/43	1.2%
U.S. Treasury Bonds	3.532%	08/15/43	1.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018351
Shareholder Report [Line Items]
Fund Name	Long Duration Credit Fund
Class Name	Class A
Trading Symbol	SLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Bloomberg Long A+ U.S. Credit Index—which tracks the performance of highly rated corporate and international dollar-denominated bonds with a remaining maturity of 10 years or more—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. Credit spreads narrowed as the U.S. economy continued to expand. The anticipated recession never materialized and strong labor markets and increasing wages continued to support resilient consumer spending.

Long-term corporate bonds outperformed over the period, and Fund performance benefited from security selection in the industrials sector. Within the financials sector, the Fund’s managers favored large money center banks, while also maintaining overweight allocations to higher-quality electric utilities. Security selection within these sectors was generally mixed during the period. An allocation to U.S. Treasuries, which are not represented in the Fund’s benchmark, the Bloomberg Long A+ U.S. Credit Index, detracted from performance as the credit sector outperformed over the period. An allocation to BBB rated securities was a contributor as lower-quality issues outperformed higher-quality bonds.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Long Duration Credit Fund, Class A - $125,123	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	Bloomberg Long A+ U.S. Credit Index (USD) - $122,621
May/14	$100000	$100000	$100000
May/15	$104024	$103034	$104753
May/16	$111694	$106120	$112946
May/17	$116862	$107795	$117241
May/18	$117612	$107391	$118027
May/19	$128788	$114265	$129055
May/20	$152577	$125023	$150557
May/21	$153378	$124517	$150609
May/22	$130788	$114279	$127965
May/23	$123812	$111831	$121338
May/24	$125123	$113291	$122621

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Credit Fund, Class A Shares	1.06%	- 0.58%	2.27%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg Long A+ U.S. Credit Index (USD)	1.06%	- 1.02%	2.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,159,355,000
Holdings Count | Holding	1,208
Advisory Fees Paid, Amount	$ 3,947
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,159,355	1,208	$3,947	84%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.6%
Sovereign Debt	1.1%
Materials	1.4%
Real Estate	1.4%
Consumer Discretionary	3.8%
Municipal Bonds	4.1%
Consumer Staples	5.3%
Energy	5.4%
Communication Services	5.8%
Industrials	6.3%
U.S. Treasury Obligations	6.6%
Information Technology	7.4%
Health Care	13.2%
Utilities	16.0%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.500%	02/15/44	1.9%
U.S. Treasury Bonds	4.250%	02/15/54	1.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.4%
U.S. Treasury Bonds	3.250%	05/15/42	1.1%
Comcast	2.937%	11/01/56	0.7%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.7%
U.S. Treasury Bonds	4.625%	05/15/54	0.7%
Comcast	2.987%	11/01/63	0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.700%	02/01/36	0.6%
Pfizer Investment Enterprises Pte	5.300%	05/19/53	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000096276
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class A
Trading Symbol	SUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short US Treasury 9-12 Month Index—which tracks the performance of U.S. Treasury securities that have a remaining maturity between one and 12 months—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. All spread sectors outperformed over the period, and Fund performance benefited from overweight positions in corporate bonds, asset-backed securities (ABS), and mortgage-backed securities (MBS). Within the ABS sector, the Fund’s managers generally favored prime auto loans and AAA rated collateralized loan obligations (CLOs), while positioning in the corporate sector was broadly in defensive-sector companies with healthy balance sheets, and money center banks. Strong labor markets and increasing wages resulted in resilient consumer spending, leading asset-backed securities (ABS) to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Ultra Short Duration Bond Fund, Class A - $121,259	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $115,331
May/14	$100000	$100000	$100000
May/15	$100716	$103034	$100226
May/16	$101732	$106120	$100638
May/17	$103517	$107795	$101281
May/18	$105272	$107391	$102319
May/19	$108553	$114265	$104998
May/20	$111211	$125023	$108284
May/21	$112824	$124517	$108562
May/22	$111447	$114279	$107882
May/23	$114301	$111831	$109709
May/24	$121259	$113291	$115331

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class A Shares	6.09%	2.24%	1.95%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	5.12%	1.89%	1.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 501,986,000
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 482
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$501,986	665	$482	53%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	0.4%
Materials	0.5%
Municipal Bonds	0.6%
Consumer Staples	1.2%
Industrials	1.5%
Repurchase Agreements	1.6%
Communication Services	1.8%
Energy	2.0%
Information Technology	2.0%
Health Care	2.8%
Consumer Discretionary	3.0%
U.S. Government Agency Obligations	3.2%
Utilities	3.4%
U.S. Treasury Obligations	12.9%
Mortgage-Backed Securities	13.0%
Financials	14.5%
Asset-Backed Securities	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	12/15/25	2.6%
U.S. Treasury Bills	2.114%	09/10/24	2.5%
U.S. Treasury Notes	0.250%	09/30/25	2.0%
U.S. Treasury Bills	5.203%	06/04/24	2.0%
Barclays	5.320%	—	0.8%
BNP Paribas	5.330%	04/02/18	0.8%
Bank of America, SOFRRATE + 1.150%	1.319%	06/19/26	0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	0.8%
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A	4.950%	10/15/27	0.8%
Morgan Stanley, SOFRRATE + 1.669%	4.679%	07/17/26	0.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018353
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	SEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Fund performance for the reporting period was driven mainly by an overweight allocation to local interest rates and an overweight to high-yield hard currency bonds. The decline in local interest rates over the period, particularly in Latin America, where the Fund was most overweight, benefited performance. The decrease in the spread differential between investment-grade and high-yield securities also contributed positively to performance as the Fund was overweight to B and CCC rated credits. Conversely, an overweight position in emerging-market corporate bonds marginally detracted from Fund performance.

Among the Fund’s managers, Colchester Global Investors Limited’s performance was bolstered mainly by its local currency exposure to Latin America, particularly Columbia. Ninety One UK Ltd. benefited from its positioning in Turkey. Marathon Asset Management, L.P. contributed positively to Fund performance through security selection in short-dated high-yield and longer-dated investment-grade bonds. Before the manager was terminated in November 2023, Stone Harbor Investment Partners LP’s performance was bolstered by an overweight to high-yield bonds, particularly in Ecuador. Neuberger Berman Investment Advisers LLC enhanced Fund performance due primarily to an overweight to local interest-rate duration in Brazil and South Africa.

Regarding the use of derivatives, the Fund employed currency forwards and swap contracts over the reporting period in an effort to either hedge particular positions or gain exposure to additional areas of the market. The use of derivatives had an overall negative impact on Fund performance. Currency forwards enhanced performance during the period as 50% of the Fund’s benchmark, the J.P. Morgan EMBI Global Diversified Index, is directly affected by foreign currencies. Conversely, swaps and future detracted from Fund performance. Positive and negative impacts differed on a country-to-country basis, depending on whether the currency forward increased or decreased currency exposure and whether the currency strengthened or weakened relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Emerging Markets Debt Fund, Class A - $112,996	Bloomberg Global Aggregate Index (USD) - $96,405	50/50 JPM EMBI Global Div & JPM GBI EM Global Div - $110,435
May/14	$100000	$100000	$100000
May/15	$93828	$93995	$94212
May/16	$92167	$98996	$94083
May/17	$103398	$99756	$104435
May/18	$104660	$101474	$104740
May/19	$106367	$104610	$108828
May/20	$106660	$110462	$110228
May/21	$119506	$115396	$120528
May/22	$100805	$100151	$101426
May/23	$102031	$95666	$102240
May/24	$112996	$96405	$110435

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class A Shares	10.75%	1.22%	1.23%
Bloomberg Global Aggregate Index (USD)	0.77%	- 1.62%	- 0.37%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div	8.01%	0.29%	1.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,634,921,000
Holdings Count | Holding	1,301
Advisory Fees Paid, Amount	$ 6,530
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,634,921	1,301	$6,530	102%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.3%
Other Countries	42.8%
United States	2.5%
Turkey	2.7%
Czech Republic	2.8%
Poland	3.0%
Hungary	3.2%
Peru	3.4%
Brazil	3.9%
Colombia	5.4%
Malaysia	5.4%
Indonesia	5.7%
South Africa	6.8%
Mexico	7.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.125%	08/31/29	1.1%
South Africa Government International Bond, ZAR	8.750%	01/31/44	1.0%
Mexican Bonos, MXN	7.750%	05/29/31	1.0%
Thailand Government Bond	2.650%	06/17/28	0.9%
Brazil Notas do Tesouro Nacional, Ser F	10.000%	01/01/29	0.9%
South Africa Government International Bond	9.000%	01/31/40	0.8%
South Africa Government International Bond, ZAR	8.500%	01/31/37	0.8%
Mexican Bonos, MXN	7.500%	06/03/27	0.8%
Colombian TES	6.000%	04/28/28	0.8%
South Africa Government International Bond	8.000%	01/31/30	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Grantham Mayo van Otterloo was hired and Stone Harbor Investment Partners LP was terminated during the reporting period. During the reporting period the Advisory fee was reduced.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000036889
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class A
Trading Symbol	RRPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund garnered a positive total return for the 12-month period ending May 31, 2024. The Fund’s income return, bolstered by the higher-yield environment, and inflation accretion contributed positively to the total return (share price return plus income distributions). However, the Fund’s price return (excluding income distributions) detracted from performance as the stronger-than-expected economic backdrop exerted upward pressure on real yields. Inflation breakevens—which comprises the difference between the nominal yield on a fixed-rate bond and the real yield (an adjusted yield that takes into account the impact of inflation) on an inflation-linked bond of similar maturity and credit quality—widened across the curve, leaving the 5-year breakeven rate at 2.36% at the end of the reporting period. Over the 12-month period, 1-5 year Treasury Inflation-Protected Securities (TIPS) outperformed their nominal Treasury counterparts.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class A Shares	4.25%	2.93%	1.85%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.19%	2.99%	1.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 271,349,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,349	23	$-	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	96.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.3%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/25	6.1%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation-Protected Securities	0.125%	04/15/27	5.7%
U.S. Treasury Inflation-Protected Securities	0.125%	10/15/26	5.6%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.2%
U.S. Treasury Inflation-Protected Securities	0.625%	01/15/26	5.1%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	5.1%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/26	5.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000144225
Shareholder Report [Line Items]
Fund Name	Limited Duration Bond Fund
Class Name	Class A
Trading Symbol	SLDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year US Treasury Index—which tracks the performance of the direct sovereign debt of the U. S. government with a maturity of at least one year and less than three years—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. All spread sectors outperformed over the period, and Fund performance benefited from overweight positions in corporate bonds, asset-backed securities (ABS), and mortgage-backed securities (MBS). Within the ABS sector, the Fund’s managers generally favored prime credit cards and auto loans, while the Fund’s positioning in the corporate sector was broadly in defensive-sector companies with healthy balance sheets. Strong labor markets and increasing wages resulted in resilient consumer spending, leading ABS to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. The Fed began tapering asset purchases in 2023, and agency MBS spreads widened. This enabled the Fund’s managers to add high-quality liquid assets with a yield advantage over comparable-duration U.S. Treasuries.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Limited Duration Bond Fund, Class A - $117,415	Bloomberg U.S. Aggregate Bond Index (USD) - $113,517	ICE BofA 1-3 Year US Treasury Index (USD) - $111,397
Jul/14	$100000	$100000	$100000
May/15	$100978	$103240	$100929
May/16	$102254	$106332	$101665
May/17	$103495	$108010	$102245
May/18	$104332	$107606	$102229
May/19	$108076	$114493	$105747
May/20	$112554	$125273	$110589
May/21	$114686	$124766	$110869
May/22	$111467	$114508	$107671
May/23	$112398	$112054	$107707
May/24	$117415	$113517	$111397

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Limited Duration Bond Fund, Class A Shares	4.46%	1.67%	1.64%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.30%
ICE BofA 1-3 Year US Treasury Index (USD)	3.43%	1.05%	1.10%

Performance Inception Date	Jul. 31, 2014
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,225,811,000
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 1,996
InvestmentCompanyPortfolioTurnover	284.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,225,811	547	$1,996	284%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Energy	0.5%
Materials	0.7%
Industrials	0.9%
Information Technology	0.9%
Health Care	0.9%
Real Estate	1.0%
Communication Services	1.0%
Municipal Bonds	1.2%
Consumer Staples	1.9%
Cash Equivalent	2.0%
Consumer Discretionary	2.2%
Utilities	3.1%
Financials	12.0%
Mortgage-Backed Securities	21.2%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.875%	05/31/26	9.1%
U.S. Treasury Notes	4.000%	12/15/25	5.6%
U.S. Treasury Notes	0.500%	02/28/26	4.8%
U.S. Treasury Notes	0.250%	09/30/25	4.0%
U.S. Treasury Notes	4.500%	05/15/27	3.0%
U.S. Treasury Notes	0.750%	08/31/26	2.8%
U.S. Treasury Notes	1.250%	12/31/26	1.9%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	1.5%
FNMA	4.500%	07/15/54	1.2%
FNMA	4.500%	06/15/39	1.2%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000150792
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Credit Fund
Class Name	Class A
Trading Symbol	SIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. Corporate bonds outperformed over the reporting period and the Fund benefited from positive security selection. Within the financials sector, the Fund’s managers favored large money center banks, while also maintaining overweight allocations to the health care, food and beverage, and industrials sectors. An allocation to U.S. Treasuries, which are not represented in the Fund’s benchmark, the Bloomberg A+ U.S. Credit Index, detracted from performance as the credit sector outperformed over the period, while an allocation to BBB rated securities was a contributor as lower-quality issues outperformed higher-quality bonds.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Intermediate Duration Credit Fund, Class A Shares	3.64%	0.90%	1.91%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	0.97%
Bloomberg A+ U.S. Credit Index (USD)	2.97%	0.43%	1.55%

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,975,260,000
Holdings Count | Holding	994
Advisory Fees Paid, Amount	$ 5,258
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,975,260	994	$5,258	124%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Sovereign Debt	0.7%
Cash Equivalent	0.8%
Materials	1.6%
Real Estate	2.3%
Municipal Bonds	2.9%
Information Technology	3.8%
Energy	4.1%
Consumer Discretionary	4.4%
Consumer Staples	4.9%
Communication Services	5.2%
Industrials	6.4%
U.S. Treasury Obligations	8.0%
Health Care	8.7%
Utilities	10.6%
Financials	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.3%
U.S. Treasury Notes	4.625%	04/30/29	1.2%
U.S. Treasury Notes	4.500%	05/15/27	1.0%
U.S. Treasury Bonds	4.250%	02/15/54	0.8%
U.S. Treasury Bonds	4.375%	08/15/43	0.8%
U.S. Treasury Bonds	4.500%	02/15/44	0.8%
U.S. Treasury Bonds	4.625%	05/15/44	0.7%
U.S. Treasury Notes	4.125%	02/15/27	0.6%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.6%
Mars	4.750%	04/20/33	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000081914
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class A
Trading Symbol	SDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund’s underperformance relative to its benchmark, the broad-market S&P 500 Index, for the reporting period was attributable to the exposure to a relative value position between the S&P 500 Equal Weight Index and the S&P 500 Index (a long position in the S&P 500 Equal Weight Index and a short position in the S&P 500 Index). Additionally, the Fund held put option positions on the S&P 500 Index, which detracted from performance as the index performed well during the period. A long position in gold via total return swaps weighed on performance as the gold price declined during the period in which the Fund held the position. A position in the broad commodity market via Bloomberg Commodity Index total return swaps detracted from performance as commodity prices struggled during the period, especially in the energy sector. The Fund held two U.S. yield-curve steepener positions, which hampered performance for the reporting period. Yield-curve steepeners benefit performance when the yields on the longer-dated bonds increase more than those of shorter-dated bonds.

Positive contributors to Fund performance for the reporting period included a position which benefits from higher short-term yields in Japan. As Japan’s monetary policy shifted from ultra-accommodative, short rates have increased. Additionally a number of interest rate positions benefited Fund performance, including a relative value trade between U.S. and Europe (a long position in U.S. short-term yields and a short position in European short-term yields) and two trades positioned for higher U.S. short- to intermediate-term yields.

Regarding the use of derivatives, the Fund employed equity-index futures to hedge broad equity-market exposure. The Fund used interest-rate swaps and interest-rate caps in an effort to benefit from rising interest rates and obtain relative value positions in different bond markets. The Fund utilized options to gain short exposure to equity markets and currency markets, and employed total return swaps to gain exposure to commodities and equities. Finally, the Fund utilized consumer-price index (CPI) swaps to gain exposure to the U.S. consumer-price index (CPI). The Fund’s derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Date	Dynamic Asset Allocation Fund, Class A - $342,308	S&P 500 Index (Gross) (USD) - $330,280
May/14	$100000	$100000
May/15	$122315	$111806
May/16	$121921	$113725
May/17	$145297	$133591
May/18	$161026	$152806
May/19	$162227	$158587
May/20	$181454	$178945
May/21	$263493	$251093
May/22	$271411	$250341
May/23	$270801	$257656
May/24	$342308	$330280

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class A Shares	26.35%	16.10%	13.09%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,701,367,000
Holdings Count | Holding	526
Advisory Fees Paid, Amount	$ 178
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,701,367	526	$178	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.2%
Real Estate	1.6%
Materials	1.8%
Utilities	1.8%
Derivative Contracts (Net)	2.4%
Energy	2.9%
Consumer Staples	4.5%
Industrials	6.4%
Communication Services	7.0%
Consumer Discretionary	7.4%
Health Care	9.0%
Financials	9.7%
Information Technology	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.2%
Apple Inc	4.7%
NVIDIA Corp	4.6%
Amazon.com Inc	2.7%
Meta Platforms Inc, Class A	1.7%
Alphabet Inc, Class A	1.7%
Alphabet Inc, Class C	1.5%
Berkshire Hathaway Inc, Class B	1.3%
Eli Lilly & Co	1.1%
JPMorgan Chase & Co	1.0%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000102014
Shareholder Report [Line Items]
Fund Name	Multi-Asset Real Return Fund
Class Name	Class A
Trading Symbol	SEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports .. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The majority of the Fund's outperformance relative to its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the reporting period was attributable to the exposure to commodities, which gained 10.95% (as measured by the Bloomberg Commodity Index). Both the energy and industrial metals sectors benefited from a combination of increased demand and tighter supply conditions over the period. The rise in energy prices over the period was driven by a robust rebound in global economic activity, alongside supply constraints exacerbated by geopolitical tensions and adverse weather events. A resurgence in manufacturing and construction activities drove the rally in industrial metals. The Fund's TIPS plus (Treasury Inflation-Protected Securities) allocation contributed positively to performance on both absolute and relative performance bases. The allocations to credit (primarily within the investment-grade and high-yield sectors) also bolstered performance over the reporting period. Credit sectors generally were resilient during the reporting period, with corporate bonds and other credit investments outperforming more conservative options like government bonds, thanks to strong economic conditions. The Fund’s equity long/short strategy also benefited performance. At the sector level, the short exposure to consumer discretionary contributed to performance; the sector lagged the broader market as rising inflation made consumers more cautious about spending on non-essential goods and services. The Fund’s long exposure to real estate weighed on performance due to the impact of rising interest rates, which increased borrowing costs.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps to hedge duration; credit default swaps (CDS) to hedge credit risk; and commodity futures to obtain diversified strategic exposure to commodities. The Fund’s allocation to commodity futures and its interest-rate swaps contributed to performance. The exposures obtained through equity-index futures, bond futures, and CDS detracted from performance for the period, although they provided the intended hedging.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Real Return Fund, Class A Shares	7.27%	5.18%	1.75%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.19%	2.99%	1.91%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	7.91%	5.52%	2.57%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 805,347,000
Holdings Count | Holding	1,524
Advisory Fees Paid, Amount	$ 1,666
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$805,347	1,524	$1,666	44%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreement	- 11.7%
Consumer Discretionary	- 9.0%
Materials	- 1.6%
Information Technology	- 0.6%
Rights	0.0%
Financials	0.0%
Sovereign Debt	0.2%
Cash Collateral	0.2%
Derivative Contracts (Net)	1.1%
U.S. Government Agency Obligations	1.4%
Utilities	1.6%
Communication Services	1.9%
Real Estate	3.1%
Mortgage-Backed Securities	3.6%
Asset-Backed Securities	4.4%
Health Care	6.0%
Corporate Obligations	6.3%
Energy	7.3%
Consumer Staples	7.5%
U.S. Treasury Obligations	63.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	22.3%
U.S. Treasury Inflation-Protected Securities	0.750%	07/15/28	12.4%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/26	9.3%
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	2.0%
Exxon Mobil Corp	0.000%	—	1.9%
U.S. Treasury Bills	5.242%	09/26/24	1.3%
U.S. Treasury Notes, USBMMY3M + 0.200%	5.521%	01/31/25	1.3%
U.S. Treasury Notes, USBMMY3M + 0.140%	5.461%	10/31/24	1.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	5.491%	10/31/25	1.1%
Microsoft Corp	0.000%	—	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.